Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

	Year ended December 31,
(CHF in millions)	2022	2021	2020

Distribution expenses	(151.0)	(96.4)	(51.1)
Selling expenses	(85.5)	(52.6)	(35.6)
Marketing expenses	(130.2)	(100.5)	(45.6)
Share-based compensation	(33.8)	(198.5)	(54.8)
General and administrative expenses	(199.3)	(123.3)	(61.1)
Selling, general and administrative expenses	(599.8)	(571.4)	(248.2)